Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Singapore statutory income tax rate	[1]	17.00%	17.00%	17.00%
Effect of tax holiday and preferential tax benefit (as a percent)		16.10%	(7.00%)	(5.30%)
Effect of different tax rates available to different jurisdictions (as a percent)		4.00%	(19.50%)	(9.50%)
Permanent differences (as a percent)	[2]	(26.60%)	14.90%	6.80%
Change in valuation allowance (as a percent)		(26.80%)	10.10%	0.80%
Effect of Super Deduction available to the Group (as a percent)		10.40%	(9.00%)	(4.40%)
Effective income tax rate (as a percent)		(5.90%)	6.50%	5.40%

[1]	*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.
[2]	(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily goodwill impairment charges, share-based compensation costs and expenses incurred by subsidiaries and VIEs.